(Loss) per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
(Loss) per Common Share [Abstract]
Potential common shares	318,010	730,061	318,010	730,061